Revenue from Service Contracts - Summary of Revenue from Service Contracts by Service Lines and Reporting Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 10,591	$ 10,399
Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	332	342
Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,346	1,215
Asia [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37	36
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,013	1,088
Canada [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144	160
U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,711	2,654
U.S. [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	143	137
Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,717	7,577
Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,456	3,442
Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,285	3,115
Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	976	1,020
Other revenue [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	637	586
Other revenue [member] | Asia [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	171	164
Other revenue [member] | Asia [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	239	223
Other revenue [member] | Asia [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	227	199
Other revenue [member] | Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,032	1,040
Other revenue [member] | Canada [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	202	161
Other revenue [member] | Canada [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	814	827
Other revenue [member] | Canada [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16	52
Other revenue [member] | U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	596	631
Other revenue [member] | U.S. [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	514	542
Other revenue [member] | U.S. [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15	17
Other revenue [member] | U.S. [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	67	72
Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,874	2,822
Revenue from non-service lines [Member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	709	629
Revenue from non-service lines [Member] | Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(19)	48
Revenue from non-service lines [Member] | U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,115	2,023
Global wealth and asset management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,710	5,562
Global wealth and asset management [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,703	5,562
Global wealth and asset management [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,770	2,773
Global wealth and asset management [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,215	2,048
Global wealth and asset management [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	718	741
Global wealth and asset management [member] | Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7
Corporate and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(189)	(120)
Corporate and other [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8	9
Corporate and other [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(251)	(242)
Corporate and other [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(201)	(198)
Corporate and other [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2
Corporate and other [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(52)	(44)
Corporate and other [member] | Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 62	$ 122